As filed with the U.S. Securities and Exchange Commission on 10/08/20

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23358

Angel Oak Financial Strategies Income Term Trust

(Exact name of registrant as specified in charter)

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

3344 Peachtree Rd. NE, Suite 1725

Atlanta, Georgia 30326

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

Semi-Annual Report

July 31, 2020

Angel Oak Financial Strategies Income Term Trust

Angel Oak Dynamic Financial Strategies Income Term Trust

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE

Suite 1725

Atlanta, GA 30326

(404) 953-4900

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (855) 751-4324.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call (855) 751-4324 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through a financial intermediary or all Funds held with the Fund complex if you invest directly with the Funds.

Investment Results – (Unaudited)

Angel Oak Financial Strategies Income Term Trust

Fund Information (as of July 31, 2020)

Market Price	$15.94
NAV	$18.50
Premium (Discount) to NAV	-13.84%
Market Price Distribution Rate(1)	7.60%
NAV Distribution Rate(1)	6.55%

(1) Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice.

Total Returns(2)

(For the Period Ended July 31, 2020)

	Average Annual Returns
	One Year	Since Inception(3)
Angel Oak Financial Strategies Income Term Trust – NAV	-1.38%	-0.39%
Angel Oak Financial Strategies Income Term Trust – Market Price	-14.56%	-12.10%
Bloomberg Barclays U.S. Aggregate Bond Index(4)	10.12%	9.99%

(2) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

(3) Inception date is May 31, 2019.

(4) The Bloomberg Barclays U. S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results – (Unaudited) (continued)

Angel Oak Dynamic Financial Strategies Income Term Trust

Fund Information (as of July 31, 2020)

Market Price	$19.90
NAV	$20.11
Premium (Discount) to NAV	-1.04%

Cumulative Returns(1)

(For the Period Ended July 31, 2020)

Since Inception(2)
Angel Oak Dynamic Financial Strategies Income Term Trust – NAV	0.55%
Angel Oak Dynamic Financial Strategies Income Term Trust – Market Price	-0.50%
Bloomberg Barclays U.S. Aggregate Bond Index(3)	1.49%

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions under the Fund’s dividend reinvestment plan. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when repurchased, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

(2) Inception date is June 30, 2020.

(3) The Bloomberg Barclays U. S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Financial Strategies Income Fund is to seek current income with a secondary objective of total return.

The investment objective of Angel Oak Dynamic Financial Strategies Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments. The percentages presented in the tables above may differ from those in the Schedule of Investments because the percentages in the Schedule of Investments are calculated based on net assets.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 0.08%
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	$250,000	$218,322

TOTAL ASSET-BACKED SECURITIES – (Cost – $218,913)		218,322

Bank Loans – 1.69%
JUUL Term Loan, 9.500%, 8/2/2023 (b)	944,750	944,750
Premier Brands, 9.116%, 3/20/2024 (b)	464,423	462,565
BJ Services LLC, 0.000%, 1/3/2023 (b)	1,900,000	1,843,000
Murray Energy Corp., 11.500%, 2/12/2021 (b)	1,514,165	1,514,165

TOTAL BANK LOANS (Cost – $4,803,816)		4,764,480

Investment Companies – 0.03%	Shares
Affiliated Closed-End Funds – 0.03%
Angel Oak Dynamic Financial Strategies Income Term Trust	5,000	99,500

TOTAL INVESTMENT COMPANIES (Cost – $99,211)		99,500

Collateralized Debt Obligations – 0.71%	Principal Amount
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(d)	$2,000,000	2,005,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost – $1,960,748)		2,005,000

Corporate Obligations – 128.79%
Financial – 128.79%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (c)(e)	1,750,000	1,709,703
Alpine Banks of Colorado, 5.875% (SOFR + 5.690%), 6/15/2030 (a)(c)	4,000,000	4,022,994
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (c)(e)	6,750,000	6,579,782
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)(e)	1,500,000	1,328,999
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(c)(e)	6,000,000	6,206,527
B. Riley Financial, Inc., 6.500%, 9/30/2026	11,946	278,700
Banc of California, Inc., 5.250%, 4/15/2025 (e)	3,000,000	3,088,321
BancorpSouth Bank, 4.125% (3 Month LIBOR USD + 2.470%), 11/20/2029 (c)	250,000	250,414
BancPlus Corp., 6.000% (SOFR + 5.860%), 6/15/2030 (a)(c)	5,000,000	5,031,745
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	6,500,000	6,563,723
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (c)	9,000,000	9,617,049
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(c)(f)	5,000,000	5,282,801
Banner Corp., 5.000% (SOFR + 4.890%), 6/30/2030 (c)	1,000,000	1,017,729
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (c)(f)	7,500,000	7,988,442
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (c)(e)	6,000,000	6,056,466
Beal Trust I, 3.943% (6 Month LIBOR USD + 3.625%), 7/30/2037 (b)(c)	5,000	4,250,000
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	1,500,000	1,507,500
Business Development Corp. of America, 4.850%, 12/15/2024 (a)(e)	2,000,000	1,781,657
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (c)	5,000,000	4,992,197
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (c)(e)	750,000	633,681

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value

Corporate Obligations – (continued)
Financial – (continued)
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(c)	$2,500,000	$2,523,737
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (a)(c)	3,000,000	3,007,500
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (c)	1,000,000	1,021,200
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(c)(e)	5,000,000	5,281,589
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (a)	7,000,000	6,949,088
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(c)	4,500,000	4,721,635
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (a)(c)(e)	2,000,000	2,080,714
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (c)	500,000	499,942
ConnectOne Bancorp, Inc., 5.750% (SOFR + 5.605%), 6/15/2030 (c)	2,000,000	2,028,675
Cowen, Inc., 7.250%, 5/6/2024 (a)(e)	4,000,000	4,078,874
Customers Bancorp, Inc., 4.500%, 9/25/2024 (e)	1,750,000	1,830,270
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)	3,000,000	3,109,404
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (a)(c)	1,500,000	1,503,750
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)(c)	6,000,000	6,037,167
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(c)	2,000,000	2,012,344
FedNat Holding Co., 7.500%, 3/15/2029 (e)	5,000,000	5,067,800
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (c)(e)(f)	12,000,000	12,659,504
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(c)(e)	2,000,000	2,120,885
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (c)	2,000,000	2,000,025
First Bank, 5.500% (SOFR + 5.380%), 6/1/2030 (c)	1,500,000	1,508,875
First Busey Corp., 5.250% (SOFR + 5.110%), 6/1/2030 (c)	3,000,000	3,082,194
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(c)(e)(f)	11,000,000	11,314,896
First Horizon Bank, 5.750%, 5/1/2030	2,000,000	2,224,547
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%) (c)	297,112	6,922,710
First Midwest Capital Trust I, 6.950%, 12/1/2033 (e)	1,761,000	1,884,270
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(c)(e)	1,500,000	1,495,678
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(c)	2,250,000	2,252,499
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,073,491
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(c)(f)	7,000,000	7,465,459
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (a)(c)	4,000,000	4,000,000
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (c)	2,000,000	2,052,367
Great Southern Bank, 5.500% (SOFR + 5.325%), 6/15/2030 (c)	3,000,000	3,042,009
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,382,000	6,902,170
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (c)(f)	3,500,000	3,530,123
Happy Bancshares, Inc., 5.500%, 7/31/2030 (a)(c)	4,500,000	4,512,832
Heritage Southeast BanCorp, Inc., 6.000% (SOFR + 5.630%), 6/30/2030 (a)(c)	2,000,000	2,011,405
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (c)	2,000,000	2,035,615
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(c)(e)	2,000,000	2,113,471
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (a)(c)	1,000,000	1,007,824
Investar Holding Corp., 5.125% (3 Month LIBOR USD + 3.490%), 12/30/2029 (a)(c)(f)	4,000,000	4,181,240
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(c)(e)	3,000,000	3,077,534
Kingstone Cos, Inc., 5.500%, 12/30/2022 (e)	2,995,000	3,144,392
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (c)	2,000,000	2,076,350
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(c)(e)	5,000,000	4,961,731

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Principal Amount	Value

Corporate Obligations – (continued)
Financial – (continued)
Luther Burbank Corp., 6.500%, 9/30/2024 (a)(e)	$9,500,000	$10,334,270
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (c)(e)	4,000,000	4,022,606
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (a)(c)	2,500,000	2,507,166
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (a)(f)	5,000,000	5,340,928
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(c)	7,000,000	7,361,817
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (a)	500,000	521,198
NBT Bancorp, Inc., 5.000% (SOFR + 4.850%), 7/1/2030 (c)	1,000,000	1,009,118
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (c)(e)	2,000,000	1,954,861
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(c)(e)	1,000,000	1,013,807
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)	4,000,000	3,880,000
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(c)	4,000,000	3,953,352
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	2,600,000	2,698,719
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)(e)	4,000,000	3,871,621
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (c)(e)	2,500,000	2,446,535
Pacific Premier Bancorp, Inc., 5.375% (SOFR + 5.170%), 6/15/2030 (c)	5,000,000	5,038,168
Ready Capital Corp., 6.200%, 7/30/2026	200,000	4,114,000
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (c)(e)	4,000,000	4,043,651
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (c)(e)	2,500,000	2,417,571
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (c)	250,000	250,584
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(c)(e)	3,800,000	3,963,690
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(c)(e)	4,000,000	4,055,640
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(c)	2,500,000	2,509,986
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (c)	200,000	194,270
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,700,000	2,747,573
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(c)(e)	4,000,000	4,237,499
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (c)	3,000,000	3,099,327
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)(e)	3,000,000	3,116,977
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)	80,000	1,902,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.330%), 11/27/2029 (c)(e)	8,000,000	7,744,104
United Insurance Holdings Corp., 6.250%, 12/15/2027 (e)	4,500,000	4,560,629
Univest Financial Corp., 5.000% (SOFR + 4.952%), 8/15/2030 (c)	1,000,000	1,007,784
Valley National Bancorp, 5.250% (SOFR + 5.140%), 6/15/2030 (c)	3,000,000	3,039,747
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (c)(e)	1,750,000	1,724,892
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(c)(e)	2,000,000	1,929,696
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(c)	5,000,000	5,277,145
Wintrust Financial Corp., 4.850%, 6/6/2029 (e)	5,000,000	5,504,255
WT Holdings, Inc., 7.000%, 4/30/2023 (a)(e)	2,700,000	2,755,323

TOTAL CORPORATE OBLIGATIONS – (Cost – $359,840,675)		362,746,724

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Shares	Value

Preferred Stocks – 4.29%
Financial – 3.97%
First Citizens BancShares, Inc.	240,000	$6,060,000
Queensborough Co.	4,524	4,312,503
TriState Capital Holdings, Inc.	37,374	797,561

		11,170,064

Real Estate Investment Trust – 0.32%
Dynex Capital, Inc.	40,000	912,000

TOTAL PREFERRED STOCKS (Cost – $12,212,080)		12,082,064

Private Investment – 0.37%
Whitebox Asymmetric Opportunities Fund, LP (b)	N/A	1,039,979

TOTAL PRIVATE INVESTMENT (Cost – $1,039,979)		1,039,979

Short-Term Investments – 2.15%
Money Market Funds – 2.15%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (g)	6,062,782	6,062,782

TOTAL SHORT-TERM INVESTMENTS (Cost – $6,062,782)		6,062,782

TOTAL INVESTMENTS – 138.11% (Cost – $386,238,204)		389,018,851

Liabilities in Excess of Other Assets – (38.11%)		(107,353,373)

NET ASSETS – 100.00%		$281,665,478

LIBOR London Inter-Bank Offered Rate

SOFR Secured Overnight Financing Rate

(a)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $201,314,922 or 71.47% of net assets.

(b)	As of July 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $10,054,459 or 3.57% of net assets.
(c)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(d)	See Note 5 to the Financial Statements.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2020, the value of securities pledged amounted to $158,194,371.
(f)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2020, the value of securities pledged amounted to $45,297,864.
(g)	Rate disclosed is the seven-day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	2.477%	7/16/2020	8/13/2020	$39,391,733	$39,316,000
Lucid Management and Capital Partners LP	2.571%	7/16/2020	10/15/2020	26,691,336	26,519,000
Lucid Management and Capital Partners LP	2.479%	7/24/2020	8/13/2020	5,056,955	5,050,000
Lucid Management and Capital Partners LP	2.473%	7/30/2020	8/13/2020	5,090,891	5,086,000

					$75,971,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Schedule of Investments

July 31, 2020 (Unaudited)

	Principal Amount	Value
Corporate Obligations – 70.45%
Financial – 70.45%
Banner Corp., 5.000% (SOFR + 4.890%), 6/30/2030 (a)	$2,000,000	$2,035,459
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	2,000,000	2,010,000
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (a)	3,000,000	2,995,318
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (b)	3,000,000	2,978,181
Cowen, Inc., 7.250%, 5/6/2024 (b)	2,000,000	2,039,437
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)	2,500,000	2,535,624
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (a)(b)	2,000,000	2,005,000
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (a)(b)	3,000,000	3,018,583
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(b)	2,000,000	2,012,344
FedNat Holding Co., 7.500%, 3/15/2029	2,000,000	2,027,120
Hallmark Financial Services, Inc., 6.250%, 8/15/2029 (c)	2,000,000	1,870,000
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (a)(b)	3,000,000	3,008,555
Heritage Southeast BanCorp, Inc., 6.000% (SOFR + 5.630%), 6/30/2030 (a)(b)	2,000,000	2,011,405
Hilltop Holdings, Inc., 6.125% (SOFR + 5.800%), 5/15/2035 (a)	250,000	254,147
Homestreet, Inc., 6.500%, 6/1/2026	3,000,000	3,118,616
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)	1,500,000	1,501,783
Midland States Bancorp, Inc., 4.658% (3 Month LIBOR USD + 4.350%), 6/18/2025 (a)(b)	2,500,000	2,502,585
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (a)(b)	2,500,000	2,507,166
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)	2,500,000	2,419,763
Old Line Bancshares, Inc., 5.625% (3 Month LIBOR USD + 4.502%), 8/15/2026 (a)	1,000,000	992,442
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (a)(b)	2,500,000	2,509,986
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)	2,000,000	2,077,985
Trinity Capital, Inc., 7.000% (b)	80,000	1,902,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.330%), 11/27/2029 (a)	3,000,000	2,904,039
United Insurance Holdings Corp., 6.250%, 12/15/2027	1,670,000	1,692,500
Univest Financial Corp., 5.000% (SOFR + 4.952%), 8/15/2030 (a)(d)	2,500,000	2,519,461

TOTAL CORPORATE OBLIGATIONS – (Cost – $57,135,329)		57,449,499

Preferred Stocks – 4.75%	Shares
Financial – 2.50%
Atlantic Union Bankshares Corp.	20,000	507,800
Dime Community Bancshares, Inc.	25,000	505,000
OceanFirst Financial Corp.	19,500	514,800
United Community Banks, Inc.	20,000	515,400

		2,043,000

Real Estate Investment Trusts – 2.25%
AGNC Investment Corp.	40,000	941,200
Annaly Capital Management, Inc.	40,000	898,000

		1,839,200

TOTAL PREFERRED STOCKS (Cost – $3,786,353)		3,882,200

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Schedule of Investments – (continued)

July 31, 2020 (Unaudited)

	Shares	Value

Short-Term Investments – 37.27%
Money Market Funds – 37.27%
Fidelity Institutional Money Market Government Portfolio, Institutional Class 0.050% (e)	30,390,208	$30,390,208

TOTAL SHORT-TERM INVESTMENTS (Cost – $30,390,208)		30,390,208

TOTAL INVESTMENTS – 112.47% (Cost – $91,311,890)		91,721,907

Liabilities in Excess of Other Assets – (12.47%)		(10,172,811)

NET ASSETS – 100.00%		$81,549,096

LIBOR London Inter-Bank Offered Rate

SOFR Secured Overnight Financing Rate

(a)

Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of July 31, 2020.

(b)

Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2020, the value of these securities amounted to $35,030,397 or 42.96% of net assets.

(c)	As of July 31, 2020, the Fund has fair valued these securities. The value of these securities amounted to $1,870,000 or 2.29% of net assets.
(d)	Security issued on a when-issued basis. On July 31, 2020, the total value of investments purchased on a when-issued basis was $2,519,461 or 3.09% of net assets.
(e)	Rate disclosed is the seven-day yield as of July 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2020 (Unaudited)

	Financial Strategies Income Term Trust	Dynamic Financial Strategies Income Term Trust
Assets
Investments in unaffiliated securities at fair value (cost $386,138,993 and $91,311,890, respectively)	$388,919,351	$91,721,907
Investments in affiliated securities at fair value (cost $99,211 and $0, respectively)	99,500	–
Cash	258,501	100,000
Dividends and interest receivable	3,498,810	524,381
Receivable for investments sold	67,537	–
Prepaid expenses	19,166	1,015

Total Assets	392,862,865	92,347,303

Liabilities
Payable for reverse repurchase agreements	75,971,000	–
Payable for credit agreements	30,000,000	–
Payable for investments purchased	4,525,250	10,689,306
Payable to Adviser	441,157	57,345
Interest payable for credit and reverse repurchase agreements	142,647	–
Payable to administrator, fund accountant, and transfer agent	22,672	8,494
Payable for distributions to shareholders	9,165	–
Payable to custodian	2,037	558
Other accrued expenses	83,459	42,504

Total Liabilities	111,197,387	10,798,207

Net Assets	$281,665,478	$81,549,096

Net Assets consist of:
Paid-in capital	$296,858,047	$81,100,000
Total distributable earnings (accumulated deficit)	(15,192,569)	449,096

Net Assets	$281,665,478	$81,549,096

Shares outstanding (unlimited number of shares authorized, par value of $0.001 per share)	15,228,998	4,055,000

Net asset value (“NAV”) per share	$18.50	$20.11

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Period Ended July 31, 2020 (Unaudited)

	Financial Strategies Income Term Trust	Dynamic Financial Strategies Income Term Trust (a)
Investment Income
Interest	$7,690,047	$139,775
Dividends	841,144	9,290

Total Investment Income	8,531,191	149,065

Expenses
Investment Advisory (See Note 5)	2,247,258	92,801
Interest & commissions	1,341,315	–
Service fees (See Note 5)	187,358	8,249
Legal	76,324	15,934
Administration	26,524	3,038
Trustee	25,622	2,821
Transfer agent	19,023	2,201
Fund accounting	17,398	3,255
Audit & tax	14,560	4,216
Printing	13,752	2,170
Custodian	8,301	558
Registration	7,661	1,085
Compliance	6,801	1,023
Insurance	4,914	1,147
Miscellaneous	30,837	6,944

Total Expenses	4,027,648	145,442

Fees contractually waived by Adviser (See Note 5)	(41,127)	(35,456)
Fees contractually recouped by Adviser (See Note 5)	18,219	–
Fees voluntarily waived by Adviser (See Note 5)	(365,606)	–

Net expenses	3,639,134	109,986

Net Investment Income (Loss)	4,892,057	39,079

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(14,747,486)	–
Net change in unrealized appreciation (depreciation) on investments	(5,073,682)	410,017

Net realized and unrealized gain (loss) on investments	(19,821,168)	410,017

Net increase (decrease) in net assets resulting from operations	$(14,929,111)	$449,096

(a)	Fund commenced operations on June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Statement of Cash Flows

For the Period Ended July 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(14,929,111)
Net adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Net amortization and accretion of premium and discount	176,854
Purchases of short-term investments, net	(2,996,573)
Purchases of investments	(139,588,260)
Proceeds from sales of long-term investments	48,537,141
Net change in unrealized depreciation on investments	5,211,880
Net realized gain (loss) on investments	14,784,647
(Increase) Decrease in:
Receivable for investments sold	(67,537)
Dividends and interest receivable	(344,077)
Prepaid expense	(10,032)
(Increase) Decrease in:
Payable for investments purchased	4,525,250
Interest payable for credit and reverse repurchase agreements	(15,633)
Payable to Adviser	210,056
Payable to administrator, fund accountant and transfer agent	1,921
Payable to custodian	(763)
Other accrued expenses	64,127

Net cash provided by (used in) operating activities	(84,440,110)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	68,105,827
Distributions paid to shareholders	(7,964,216)
Purchases of reverse repurchase agreements	75,971,000
Proceeds from reverse repurchase agreements	(55,614,000)
Increase in borrowings	4,100,000

Net cash provided by (used in) financing activities	84,598,611

Net change in cash	$158,501

CASH:
Beginning Balance	100,000

Ending Balance	$258,501

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$1,356,948

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Statement of Changes in Net Assets

	For the Period Ended July 31, 2020 (Unaudited)	For the Year Ended January 31, 2020 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$4,892,057	$6,299,821
Net realized gain (loss) on investment transactions	(14,747,486)	1,445,030
Net change in unrealized appreciation (depreciation) on investments	(5,211,880)	7,709,923

Net increase (decrease) in net assets resulting from operations	(14,929,111)	15,454,774

Distributions to Shareholders
Total distributions	(5,067,416)	(7,744,851)
Return of capital	(2,905,965)	(1,646,732)

Total distributions to shareholders	(7,973,381)	(9,391,583)

Capital Transactions
Proceeds from shares sold	68,105,827	230,277,760
Reinvestment of distributions	–	21,192

Net increase (decrease) in net assets resulting from capital transactions	68,105,827	230,298,952

Total Increase (Decrease) in Net Assets	45,203,335	236,362,143

Net Assets
Beginning of period	236,462,143	100,000

End of period	$281,665,478	$236,462,143

Share Transactions
Shares sold	3,709,064	11,513,888
Shares issued in reinvestment of distributions	–	1,046

Net increase (decrease) in share transactions	3,709,064	11,514,934

(a)	Fund commenced operations on May 31, 2019.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Statement of Changes in Net Assets

For the Period Ended July 31, 2020 (Unaudited) (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$39,079
Net realized gain (loss) on investment transactions	–
Net change in unrealized appreciation (depreciation) on investments	410,017

Net increase (decrease) in net assets resulting from operations	449,096

Capital Transactions
Proceeds from shares sold	81,000,000
Reinvestment of distributions	–

Net increase (decrease) in net assets resulting from capital transactions	81,000,000

Total Increase (Decrease) in Net Assets	81,449,096

Net Assets
Beginning of period	100,000

End of period	$81,549,096

Share Transactions
Shares sold	4,050,000
Shares issued in reinvestment of distributions	–

Net increase (decrease) in share transactions	4,050,000

(a)	Fund commenced operations on June 30, 2020.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Financial Strategies Income Term Trust

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2020 (Unaudited)	For the Period Ended January 31, 2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.53	$20.00

Income from investment operations:
Net investment income (loss)	0.43	0.55
Net realized and unrealized gain (loss) on investments	(1.83)	0.80

Total from investment operations	(1.40)	1.35

Less distributions to shareholders:
From net investment income	(0.40)	(0.67)
Return of capital	(0.23)	(0.15)

Total distributions	(0.63)	(0.82)

Net asset value, end of period	$18.50	$20.53

Total return on net asset value (b)(c)	(6.86%)	6.89%
Total return on market value (b)(d)	(22.40%)	10.86%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$281,665	$236,462
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)(g)(h)(i)	2.19%	1.91%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (i)	2.71%	3.58%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (i)	2.94%	4.08%
Portfolio turnover rate (b)	14.99%	21.14%
Credit facility and reverse repurchase agreements, end of period (000s)	$105,971	$81,514
Asset coverage per $1,000 unit of senior indebtedness (j)	$3,658	$3,901

(a) Fund commenced operations on May 31, 2019.
(b) Not annualized.

(c)  Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(d)  Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(e) Ratio of expenses to average net assets before waiver and reimbursement.	2.42%	2.41%
(f) Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense.	1.61%	1.93%
(g) Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense.	1.38%	1.43%
(h) Ratio of expenses to average managed assets after waiver and reinvestment excluding interest expense. Average managed assets represent the total assets of the fund, including the assets attributable to the proceeds from any forms of financial leverage, less liabilities, other than liabilities related to any form of leverage.	1.38%	1.25%
(i) Annualized for periods less than one year.

(j)  Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Dynamic Financial Strategies Income Term Trust

Financial Highlights

(For a share outstanding during each period)

For the Period Ended July 31, 2020 (Unaudited) (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gain (loss) on investments	0.10

Total from investment operations	0.11

Net asset value, end of period	$20.11

Total return on net asset value (b)(c)	0.55%
Total return on market value (b)(d)	(0.50%)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$81,549
Ratio of expenses to average net assets after waiver and reimbursement (e)(f)	1.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (f)	0.05%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement (f)	0.57%
Portfolio turnover rate (b)	0.00%

(a) Fund commenced operations on June 30, 2020.
(b) Not annualized.

(c)  Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(d)  Total return on market value is computed based upon the New York Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan.

(e) Ratio of expenses to average net assets before waiver and reimbursement	2.12%
(f) Annualized for periods less than one year.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Closed-End Funds

Notes to the Financial Statements

July 31, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Angel Oak Financial Strategies Income Term Trust (“FINS”) and Angel Oak Dynamic Financial Strategies Income Term Trust (“DYFN”) (collectively the “Trusts” and the “Funds”) are organized as Delaware statutory trusts under Declaration of Trusts dated June 14, 2018 and October 23, 2019, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified closed-end management investment companies. FINS commenced operations on May 31, 2019 and DYFN commenced operations on June 30, 2020. The Funds are each Trusts’ sole series. Both Funds are listed on the New York Stock Exchange (“NYSE”) under the symbols “FINS” and “DYFN”, respectively. The investment objective of each Fund is to seek current income with a secondary objective of total return.

FINS and DYFN will terminate on or before May 31, 2031 and June 30, 2035, respectively (the “Termination Dates”); provided, that if the Board of Trustees (the “Board”) believes that, under then-current market conditions, it is in the best interests of the Funds to do so, the Funds may extend the Termination Dates: (i) once for up to one year (i.e., up to May 31, 2032 and June 30, 2036, respectively), and (ii) once for up to an additional six months (i.e., up to November 30, 2032 and December 31, 2026, respectively), in each case upon the affirmative vote of a majority of the Board and without Shareholder approval. In determining whether to extend the Termination Dates, the Board may consider the inability to sell the Funds’ assets in a time frame consistent with termination due to lack of market liquidity or other extenuating circumstances. Additionally, the Board may determine that market conditions are such that it is reasonable to believe that, with an extension, the Funds’ remaining assets will appreciate and generate income in an amount that, in the aggregate, is meaningful relative to the cost and expense of continuing the operation of the Funds.

At a special meeting of the Board on January 21, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Vivaldi Opportunities Fund (“VAM”) in exchange solely for newly issued common shares of beneficial interest of FINS and the assumption by FINS of the liabilities of VAM and the distribution of the common shares of beneficial interest of FINS to the shareholders of VAM and complete liquidation of VAM (the “Reorganization”). The Plan was approved at a meeting of shareholders held on May 26, 2020.

The Reorganization closed as of the close of business June 5, 2020. The expenses relating to the Reorganization were borne by the Adviser and VAM’s investment adviser. Under the terms of the Plan, shareholders of VAM received shares of FINS equal in U.S. dollar value to the interests of such shareholders in VAM as of June 5, 2020. For financial reporting purposes, assets received and shares issued by FINS were recorded at fair value; however, the cost basis of the investments received from VAM was carried forward to align ongoing reporting of FINS’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The following table illustrates the specifics of the Reorganization:

	Pre-Reorganization Net Assets	Pre-Reorganization Shares Outstanding	Pre-Reorganization Net Asset Value	Post-Reorganization Net Assets	Post-Reorganization Shares Outstanding	Exchange Ratio
FINS	$211,528,631	11,519,934	$18.36	$279,634,236	15,228,998	0.64701
VAM	$68,105,842	5,732,622	$11.88	–	–	–

The net assets of VAM immediately before the Reorganization were $68,105,842, which included ($247,957) of net unrealized appreciation, ($5,397,972) of undistributed (accumulated) net investment income and undistributed (accumulated) net realized loss of ($10,117,676).

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of VAM that would have been included in FINS’ Statement of Operations since June 5, 2020. Assuming the acquisition had been completed on February 1, 2020, the beginning of the annual reporting period of FINS, FINS pro forma results of operations for the current fiscal period include net investment income (loss) of $8,187,003, net gain (loss) on investments of ($24,948,789), and net increase (decrease) in assets resulting from operations of ($22,325,758).

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 “Financial Services-Investment Companies.”

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation and Fair Value Measurements – The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the “Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2020:

FINS
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$218,322	$–	$218,322
Bank Loans	–	–	4,764,480	4,764,480
Investment Companies	99,500	–	–	99,500
Collateralized Debt Obligations	–	2,005,000	–	2,005,000
Corporate Obligations	–	358,496,724	4,250,000	362,746,724
Preferred Stocks	7,769,561	4,312,503	–	12,082,064
Private Investment	–	–	1,039,979	1,039,979
Short-Term Investments	6,062,782	–	–	6,062,782
Total	$13,931,843	$365,032,549	$10,054,459	$389,018,851
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$–	$75,971,000	$–	$75,971,000

*	Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Schedule of Investments for further dissaggregation of investment categories. During the period ended July 31, 2020, FINS recognized $4,250,000 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

FINS	Balance as of 01/31/2020	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020
Bank Loans	$–	$1,336	$–	$(39,336)	$4,802,480	$–	$–	$–	$4,764,480
Corporate Obligations	$–	$–	$–	$–	$–	$–	$4,250,000	$–	$4,250,000
Private Investment	$–	$–	$–	$–	$1,039,979	$–	$–	$–	$1,039,979

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at July 31, 2020 is ($39,336).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

FINS	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range		Weighted Average Unobservable Input
Bank Loan	$4,764,480	Consensus Pricing	Investment terms, financial data to security issuance date, Angel Oak investment date, and any other relevant governing documents for each security	$97.00 - $100.00		$98.80
Corporate Obligations	$4,250,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00	*	N/A
Private Investment	$1,039,979	Consensus Pricing	Fund’s reported asset valuation	$1,039,979.00	*	N/A

*	Input presents information for one security and reflects the value as of July 31, 2020.

DYFN
Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$55,579,499	$1,870,000	$57,449,499
Preferred Stocks	3,882,200	–	–	3,882,200
Short-Term Investments	30,390,208	–	–	30,390,208
Total	$34,272,408	$55,579,499	$1,870,000	$91,721,907

See the Schedule of Investments for further dissaggregation of investment categories. For the period ended July 31, 2020, DYFN did not recognize any transfers to or from Level 3. See the summary of quatitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DYFN	Balance as of 01/31/2020	Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2020
Corporate Obligation	$–	$583	$–	$(583)	$1,870,000	$–	$–	$–	$1,870,000

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributed to Level 3 investments still held at July 31, 2020 is ($583).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DYFN	Fair Value as of 07/31/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligation	$1,870,000	Model Valuation	Fundamentals, external credit rating, regaining NASDAQ compliance, and earnings brought current (1Q and 2Q)	$93.50

*	Table presents information for one security, which is valued at $93.50 as of July 31, 2020

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended July 31, 2020, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statement of Operations. Dividend income and corporate transactions, if any, are recorded on the ex-date. Dividend income and corporate actions, if any, are recorded on the ex-date. Paydown gains and losses on asset-backed securities are recorded as components of interest income on the Statement of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.

Distributions to Shareholders – Distributions from the Funds’ net investment income are declared and paid monthly. The Funds intend to distribute their net realized long term capital gains and net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. For the period ended January 31, 2020, certain differences in FINS were reclassified. These differences were primarily related to return of capital distributions; the amounts did not affect net assets. The reclassifications were as follows:

Paid-in capital	Distributable earnings (accumulated deficit)
$ (1,646,732)	$1,646,732

Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Indemnifications – Under the Funds’ organizational documents, each Fund will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

FINS
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$–	$49,452,000	$26,519,000	$–	$75,971,000
Total	$–	$49,452,000	$26,519,000	$–	$75,971,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$75,971,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt,” which are debt securities for which the issuer’s obligations to make principal and interest payment are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings intuitions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.

High Yield Securities – The Funds may invest in below investment grade securities, including certain securities issued by U.S. community banks and other financial institutions. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.

Structured Products – The Funds may invest in certain structured products, including community bank debt securitizations. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however,

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in Structured Products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.

Common and Preferred Stocks – The Funds may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.

Trust Preferred Securities – The Funds may invest in trust preferred securities, or “TruPS,” which are securities that are typically issued by banks and other financial institutions that combine the features of corporate debt securities and preferred securities as well as certain features of equity securities. TruPS are typically issued by banks and other financial institutions, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Many TruPS are issued by trusts or other special purpose entities established by banks and other financial institutions and are not a direct obligation of those banks and other financial institutions. The TruPS market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. TruPS are typically issued with a final maturity date, although some (usually those of foreign issuers) are perpetual in nature. TruPS are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, TruPS typically permit an issuer to defer the payment of income for five years or more without triggering an event of default. Because of their subordinated position in the capital structure of an issuer the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the TruPS have not been made), TruPS are often deemed to be a close substitute for traditional preferred securities. TruPS also possess many of the typical characteristics of equity securities due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the issuer’s profitability as opposed to any legal claims to specific assets or cash flows. The Funds did not hold TruPS during the period ended July 31, 2020.

NOTE 3. FUND CERTIFICATION

The Funds are listed for trading on the NYSE and have filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.

NOTE 4. DERIVATIVE TRANSACTIONS

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2020, the Funds were not subject to any netting agreements.

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – (continued)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2020.

FINS
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Reverse Repurchase Agreements	$75,971,000	$–	$75,971,000	$75,971,000	$–	$–

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

5. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the investment advisory agreements, on behalf of the Funds (the “Agreements”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.35% of the average daily Managed Assets (as defined below) of the Funds. Managed Assets includes total assets (including any assets attributable to borrowing for investment purposes) minus the sum of the Funds’ accrued liabilities (other than liabilities representing borrowings for investment purposes) (“Managed Assets”). The Adviser voluntarily agreed to waive its management fee to 1.00% of FINS’ Managed Assets for the first year of the Fund’s operation. This arrangement was discontinued after the close of business May 31, 2020. The Adviser may not recoup from the Fund any waived amount or reimbursed expenses pursuant to this arrangement.

The Adviser has also contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any management fees, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the FINS’ and DYFN’s Total Annual Fund Operating Expenses to 0.25% of each Fund’s Managed Assets through at least May 31, 2021 for FINS and June 30, 2021 for DYFN (the “Limitation Period”). Separately, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit DYFN’s Total Annual Fund Operating Expenses to 2.50% of the Fund’s net assets (together with the 0.25% Expense Limit the “Expense Limits”) through at least June 5, 2022. The Expense Limits may be eliminated at any time by the Board, on behalf of the Funds, upon 60 days’ written notice to the Adviser. Prior to the end of the Limitation Period, the Expense Limits may not be terminated by the Adviser without the consent of the Board of Trustees. The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the period ended July 31, 2020, FINS waived $41,127 of expenses and repaid $18,219 of previously waived expenses to the Adviser. During the period ended July 31, 2020, DYFN waived $35,456 of expenses. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2020 are included in the table below.

	Recoverable through January 31, 2023	Recoverable through January 31, 2024
FINS	$136,529	$41,127
DYFN	$–	$35,456

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

5. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

Destra Capital Investments LLC (“Destra”) provides investor support services in connection with the ongoing operation of the Funds. Such services include providing ongoing contact with respect to the Funds and their performance with financial advisors that are representatives of financial intermediaries, and communicating with the NYSE specialist for the Shares, and with the closed-end fund analyst community regarding the Funds on a regular basis. The Funds pay Destra a service fee in an annual amount equal to 0.12% of the average aggregate daily value of the Funds’ Managed Assets during the Funds’ first year of operations and 0.10% of the average daily value of the Funds’ Managed Assets from the end of the Funds’ first year of operations through the Termination Date.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds.

Certain officers, Trustees and shareholders of the Funds are also owners or employees of the Adviser.

NOTE 6. ORGANIZATIONAL AND OFFERING COSTS

Organization costs consist of costs incurred to establish the Funds and enable them to legally do business. Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. These organization and offering expenses were paid by the Adviser and are not be subject to reimbursement by the Funds.

NOTE 7. INVESTMENT TRANSACTIONS

For the period ended July 31, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
FINS	$138,074,095	$48,537,141
DYFN	$60,921,070	$–

For the period ended July 31, 2020, there were no long-term purchases or long-term sales of U.S. Government securities for the Funds.

During the period ended July 31, 2020, FINS purchased securities from an affiliated Fund of the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $37,532,365. During the period ended July 31, 2020, DYFN purchased securities from an affiliated Fund of the Adviser, in accordance with the Rule 17a-7 procedures adopted by the Trust, at a value of $16,703,272.

NOTE 8. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 8. TRANSACTIONS WITH AFFILIATES – (continued)

FINS had the following transactions during the period ended July 31, 2020, with affiliates:

FINS
					Period Ended July 31, 2020
Security Name	Value as of February 1, 2020	Purchases	Sales	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of July 31, 2020	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
DYFN	$–	$99,211	$–	$289	$99,500	5,000	$–	$–
Total	$–	$99,211	$–	$289	$99,500	5,000	$–	$–

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the period ended January 31, 2020, were as follows:

FINS*
2020
Distributions paid from:
Ordinary Income	$7,742,570
Net Long-Term Capital Gain	2,281
Return of Capital	1,646,732
Total	$9,391,583

*	Fund commenced operations on May 31, 2019.

At January 31, 2020, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

FINS
Tax Cost of Investments	$307,434,617
Unrealized Appreciation*	7,983,329
Unrealized Depreciation*	(273,406)
Net Unrealized Appreciation (Depreciation)*	$7,709,923
Undistributed Ordinary Income	–
Undistributed Long-Term Gain (Loss)	–
Accumulated Gain (Loss)	$7,709,923
Other Accumulated Gain (Loss)	–
Distributable Earnings (Accumulated Deficit)	$7,709,923

*	Represents aggregated amounts of FINS investments and reverse repurchase agreements.

There were no temporary differences between book basis and tax basis in FINS.

As of January 31, 2020, FINS did not have any capital loss carry forwards.

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2020, FINS did not defer any post-October losses.

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 10. CREDIT AGREEMENTS

On September 17, 2019, FINS entered into a $30 million line of credit agreement (the “Facility”) with IBERIABANK, which matures September 17, 2022. Under the Facility, interest is charged on a floating rate based on one-month LIBOR plus 2.40% and is payable on the last day of the interest period, which was 2.55% as of July 31, 2020. FINS is required to pay IBERIABANK a commitment fee of 0.50% on the unused portion of the Facility if the Fund does not achieve a 75% utilization rate in each year. This commitment fee is waived for the first year. FINS paid an origination fee of $120,000 and other expenses on September 17, 2019, which were paid upfront and are being accrued for daily over the life of the loan. For the period ended July 31, 2020, the average principal balance and interest rate was $29,008,791 and 3.19%. The maximum loan outstanding during the period was $30,000,000 from March 16, 2020, through July 31, 2020. As of July 31, 2020, the outstanding principal balance under the Facility was $30,000,000.

NOTE 11. ACCOUNTING PRONOUNCEMENTS

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). The amendments in the ASU 2017-08 shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU 2017- 08 does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has adopted these amendments as currently required and these are reflected in the Funds’ financial statements and related disclosures.

The adoption of ASU 2017-08 represents a change in accounting principle for the Funds. Prior to the adoption, the Funds amortized premium on callable debt securities utilizing a do not recognize methodology.

The Fund adopted ASU 2017-08 using the modified retrospective approach with an effective date of February 1, 2020. The cumulative effect of the adoption is presented as an adjustment to the opening balances of amortized cost and unrealized appreciation (depreciation).

The following table presents the impact of the adoption of ASU 2017-08 on the Funds’ Statement of Assets and Liabilities effective February 1, 2020:

Statement of Assets and Liabilities	January 31, 2020
	As Reported	Adjustment	As Adjusted for Adoption of ASU 2017-08
FINS
Cost of investments	$307,434,617	$(144,406)	$307,290,211
Net unrealized appreciation (depreciation) on investments*	7,709,923	144,406	7,854,329

In accordance with the ASU 2017-08 disclosure requirements, the following tables present the adjustments to remove the effects of adopting ASU 2017-08 on the Funds’ financial statements as of and for the period ended July 31, 2020:

Statement of Assets and Liabilities	July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
FINS
Cost of investments	$386,238,204	$282,604	$386,520,808
Net unrealized appreciation (depreciation) on investments*	2,780,358	(282,604)	2,497,754
DYFN
Cost of investments	$91,311,890	$–	$91,311,890
Net unrealized appreciation (depreciation) on investments*	410,017	–	410,017

Angel Oak Closed-End Funds

Notes to the Financial Statements - (continued)

July 31, 2020 (Unaudited)

NOTE 11. ACCOUNTING PRONOUNCEMENTS – (continued)

Statement of Operations	For the Period Ended July 31, 2020
	As Reported	Adjustment	Without Adoption of ASU 2017-08
FINS
Investment Income:
Interest income	$7,690,047	$175,359	$7,865,406
Total investment income	8,531,191	175,359	8,706,550
Net investment income	4,892,057	175,359	5,067,416
Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(14,747,486)	$(37,161)	(14,784,647)
Net change in unrealized appreciation (depreciation) on investments	(5,073,682)	(138,198)	(5,211,880)
Net realized and unrealized gain (loss) on investments	(19,821,168)	(175,359)	(19,996,527)
DYFN
Investment Income:
Interest income	$139,775	$–	$139,775
Total investment income	149,065	–	149,065
Net investment income	39,079	–	39,079
Realized and unrealized gain (loss) on investments:
Realized gain (loss)	–	$–	–
Net change in unrealized appreciation (depreciation) on investments	410,017	–	410,017
Net realized and unrealized gain (loss) on investments	410,017	–	410,017

*	Net unrealized appreciation (depreciation) on investments is a component of Total distributable earnings under the “Net Assets Consist of” caption on the Funds’ Statement of Assets and Liabilities.

The adoption of ASU 2017-08 had no impact to either the Funds’ net assets or net asset value per share.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. The Adviser is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTE 12. SUBSEQUENT EVENT

The Adviser has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the following.

Leverage has been added to DYFN subsequent to July 31, 2020, in the form of reverse repurchase agreements.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the taxable year ended January 31, 2020, certain dividends paid by FINS may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. FINS intends to designate the maximum amount allowable as taxed at a maximum rate of 20%.

For the taxable year ended January 31, 2020, FINS paid qualified dividend income of 14.04%.

For the taxable year ended January 31, 2020, the percentage of ordinary income dividends paid by FINS that qualifies for the dividends received deduction available to corporations was 14.04%.

For the taxable year ended January 31, 2020, the percentage of FINS ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 15.37%.

For the taxable year ended January 31, 2020, FINS percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 74.17%.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0230.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Special Meeting of Shareholders

On May 27, 2020, a special meeting of the shareholders of FINS was held for the purpose of ratifying the selection of Cohen & Company, Ltd. as FINS independent registered public accounting firm for the fiscal year ending January 31, 2021 and to approve the issuance of additional common shares of beneficial interest of the Fund in connection with the reorganization of VAM, another closed-end fund, with and into FINS.

Below are the voting results from the special meeting:

FINS	For	Against	Abstain
To Approve Share Issuance	2,124,559	142,215	76,067
To Ratify Auditors	8,427,861	127,254	137,748

5. Dividend Reinvestment Plan

Pursuant to the Funds’ Dividend Reinvestment Plan (the “Plan”), distributions of dividends and capital gains are automatically reinvested in Shares of the Funds by Fund Services, as Plan Agent. Unless a Shareholder indicates another option on the account application or otherwise opts-out, Shareholders holding at least one full Share of the Funds will be automatically enrolled in the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash.

If the Funds declare a dividend or distribution payable either in cash or in Shares of the Funds and the market price of Shares on the payment date for the distribution or dividend equals or exceeds the Funds’ NAV per Share, the Funds will issue Shares to participants at a value equal to the higher of NAV or 95% of the market price. The number of additional Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution or dividend by the higher of NAV or 95% of the market price. If the market price is lower than NAV, or if dividends or distributions are payable only in cash, then participants will receive Shares purchased by the Plan Agent on participants’ behalf on the NYSE or otherwise on the open market. If the market price exceeds NAV before the Plan Agent has completed its purchases, the average per Share purchase price may exceed NAV, resulting in fewer Shares being acquired than if the Funds had issued new Shares.

There are no brokerage charges with respect to Shares issued directly by the Funds. However, whenever Shares are purchased or sold on the NYSE or otherwise on the open market, each participant will pay a pro rata portion of brokerage trading fees. Currently, dividend reinvestment plan participants that direct the sale of Shares through the Plan Agent are subject to a $25.00 fee plus a sales commission of $4.95.

The reinvestment of dividends and net capital gains distributions does not relieve participants of any income tax that may be payable on such dividends or distributions.

Purchases of additional Shares of the Funds will be made on the open market. There is no transaction fee, and each participant will pay a pro rata share of brokerage commissions incurred in connection with purchases made on the open market. Shareholders can also sell Fund Shares held in the Plan account at any time by contacting the Plan Agent by telephone or in writing. The Plan Agent will mail a check to you (less applicable brokerage trading fees) on the settlement date, which is three business days after your Shares have been sold. If you choose to sell your Shares through your broker, you will need to request that the Plan Agent electronically transfer your Shares to your broker through the Direct Registration System.

Shareholders participating in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone or in writing. Such termination will be effective immediately if the notice is received by the Plan Agent prior to any dividend or distribution record date; otherwise, such termination will be effective on the first trading day after the payment date for such dividend or distribution, with respect to any subsequent dividend or distribution. If you withdraw, your Shares will be credited to your account; or, if you wish, the Plan Agent will sell your full and fractional Shares and send you the proceeds, less a fee currently set at $25.00 and less a sales commission currently set at $4.95. If a Shareholder does not maintain at least one whole Share in the Plan account, the Plan Agent may terminate such Shareholder’s participation in the Plan after written notice. Upon termination, Shareholders will be sent a check for the cash value of any fractional Share in the Plan account, less any applicable broker commissions and taxes. Experience under the Plan may indicate that changes are desirable. Accordingly, the Funds and the Plan Agent reserve the right to amend or terminate the Plan. Participants generally will receive written notice at least 60 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 60 days before the record date for the payment of any dividend or distribution by the Funds.

All correspondence or additional information about the Plan should be directed to Fund Services in writing at 615 East Michigan Street, Milwaukee, Wisconsin 53202.

6. Statement Regarding the Basis for the Approval of the Continuance of Investment Advisory Agreement

Pursuant to Section 15(c) of the 1940 Act, at a meeting held on April 1–2, 2020 (the “Meeting”), the Board considered the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between DYFN and the Adviser for an initial two-year period. The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request.

Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar closed-end funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Fund, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee and expense information prepared by Fund management. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by, among other things, the nature and quality of services provided in the past to each series of Angel Oak Funds Trust (the “AOFT Funds”), Angel Oak Strategic Credit Fund (“Strategic Credit”), a registered closed-end management investment company that is operated as an “interval fund,” and FINS, Angel Oak’s management capabilities demonstrated with respect to the AOFT Funds, Strategic Credit and FINS; the professional qualifications and experience of each of the portfolio managers of the Fund; Angel Oak’s investment and management oversight processes; and the competitive investment performance of the AOFT Funds, Strategic Credit and FINS. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the AOFT Funds, Strategic Credit and FINS in the past, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The investment performance of the Fund. The Trustees noted that the Fund had not yet commenced operations, and consequently, the Fund’s performance was not relevant to their considerations. The Board considered the past performance of the AOFT Funds, Strategic Credit and FINS based on materials provided by Angel Oak and independent information obtained from Morningstar. The Board noted that the performance of the AOFT Funds, Strategic Credit and FINS reflected positively on Angel Oak’s experience and ability to successfully implement the Fund’s strategies, and they observed that the portfolio management team for the Fund would include individuals currently responsible for the AOFT Funds, Strategic Credit and FINS.

The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that was provided to the Board, the Trustees determined that the overall projected expense ratio of the Fund, though higher than the median expense ratio for its peer closed-end funds, is within the range of expense ratios for that peer group. The Trustees noted the difficulty in identifying relevant comparative fee information due to the Fund’s unique investment strategies and the limited universe of similar funds. The Board noted that the quality of services provided by Angel Oak and the past performance of the AOFT Funds, Strategic Credit, and FINS demonstrated that the proposed advisory fees offered an appropriate value for the Fund and its shareholders. The Trustees also noted that Angel Oak had proposed a voluntary commitment for the benefit of shareholders of the Fund to limit the Fund’s operating expenses for the first year of its operations.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements. The Trustees took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.

The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund and noted that Angel Oak’s expected level of profitability (including the profitability excluding distribution-related expenses) was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the proposed fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the advisory fees, overall expense ratios and investment performance of comparable investment companies.

The extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee reflects possible economies of scale. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s proposed investment advisory fee is appropriate in light of the projected size of the Fund, and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the closed-end fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of investment advisory fee payable to Angel Oak with respect to the Fund, in the future, at which time the implementation of fee breakpoints on the Fund could be considered.

Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including the payment of organizational, offering and distribution costs for the Fund as well as the Operating Expense Limitation Agreement under which Angel Oak has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund to consider the approval of the Investment Advisory Agreement. It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Angel Oak to the AOFT Funds, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

7. Compensation of Trustees

Each Trustee who is not an “interested person” (i.e., an “Independent Trustee”) of the Fund Complex (which includes affiliated registrants not discussed in this report) receives an annual retainer of $58,000 (pro-rated for any periods less than one year), paid quarterly as well as $12,000 for attending each regularly scheduled meeting in person in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chairman receives additional annual compensation of $12,000 (pro-rated for any periods less than one year). Independent Trustees are permitted for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

8. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of each Fund and meets periodically to review each Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Funds’. The Trustees are fiduciaries for each Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trusts are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trusts is c/o Angel Oak Capital Advisors, LLC, 3344 Peachtree Road NE, Suite 1725, Atlanta, GA 30326. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (855) 751-4324.

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Independent Trustees(2)
Ira P. Cohen 1959	Independent Trustee, Chairman	FINS: Trustee since 2019, Chairman since 2019; DYFN: Trustee since 2019, Chairman since 2019; indefinite term	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	7	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Credit Fund (since 2017); Trustee, Griffin Institutional Access Real Estate Access Fund (since 2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Alvin R. Albe, Jr. 1953	Independent Trustee	FINS: Since 2018; DYFN: Since 2019; indefinite term	Retired.	7	Director, Syntroleum Corporation (renewable energy firm) (1988 –2014); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships Held During the Past 5 Years
Keith M. Schappert 1951	Independent Trustee	FINS: Since 2018; DYFN: Since 2019; indefinite term	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	7	Trustee, Mirae Asset Discovery Funds (since 2010); Trustee, Metropolitan Series Fund, Inc. (2009 – 2015); Trustee, Met Investors Series Trust (2012 – 2015); Director, Commonfund Capital, Inc. (since 2015); Director, The Commonfund (since 2012); Director, Calamos Asset Management, Inc. (2012 – 2017); Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Andrea N. Mullins 1967	Independent Trustee	FINS: Since 2018; DYFN: Since 2019; indefinite term	Private Investor; Independent Contractor, SWM Advisors (since 2014).	7	Trustee, Valued Advisors Trust (since 2013, Chairperson since 2017); Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Interested Trustees
Sreeniwas (Sreeni) V. Prabhu 1974	Interested Trustee	FINS: Since 2018; DYFN: Since 2019; indefinite term	Managing Partner Co-CEO, Group Chief Investment Officer, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	7	Trustee, Angel Oak Funds Trust (since 2014); Trustee, Angel Oak Strategic Credit Fund (since 2017).
Samuel R. Dunlap, III 1979	Interested Trustee (DYFN only)	FINS: Since 2018; DYFN: Since 2019; indefinite term	Chief Investment Officer-Public Strategies, Angel Oak Capital Advisors, LLC (investment management) (since 2009).	6	Trustee, Angel Oak Funds Trust (since 2019); Trustee, Angel Oak Strategic Credit Fund (since 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (2018 – April 2020).

(1)	The Fund Complex includes the Funds, each series of Angel Oak Funds Trust and Angel Oak Strategic Credit Fund.
(2)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and Year of Birth	Position with the Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Dory S. Black, Esq. 1975	President	FINS: Since 2018; DYFN: Since 2019; indefinite term	General Counsel, Angel Oak Companies (since 2014).
Adam Langley 1967	Chief Compliance Officer	FINS: Since 2018; DYFN: Since 2019; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Chief Compliance Officer, Buckhead One Financial Opportunities, LLC (since 2015); Chief Compliance Officer, Angel Oak Capital Partners II, LLC (since 2016); Chief Compliance Officer of Falcons I, LLC (since 2018); Chief Compliance Officer, Hawks I, LLC (since 2018); Chief Compliance Officer, Angel Oak Strategic Credit Fund (since 2017); Chief Compliance Officer, Angel Oak Financial Strategies Income Term Trust (since 2018); Chief Compliance Officer, Angel Oak Dynamic Financial Strategies Income Term Trust (since 2019); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015).
Lu Chang, CFA, FRM, CAIA 1975	Secretary	FINS: Since 2018; DYFN: Since 2019; indefinite term	Chief Risk and Operations Officer, Angel Oak Capital Advisors, LLC (since 2014).
Daniel Fazioli 1981	Treasurer	FINS: Since 2018; DYFN: Since 2019; indefinite term	Chief Accounting Officer, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015).

Each Trustee holds office for an indefinite term and until the earlier of: the Trusts’ next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trusts’ Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trusts until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

3344 Peachtree Road NE, Suite 1725

Atlanta, GA 30326

SHAREHOLDER SERVICER

Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Financial Strategies Income Term Trust

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	10/07/20

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	10/07/20

* Print the name and title of each signing officer under his or her signature.